AVAILABLE-FOR-SALE SECURITIES (Tables)	9 Months Ended
Sep. 30, 2011
AVAILABLE-FOR-SALE SECURITIES
Available-for-sale securities roll forward from cost to fair value

	September 30, 2011	December 31, 2010
Available-for-sale securities in an unrealized gain position
Cost	$89,477	$50,958
Unrealized gains in accumulated other comprehensive income	17,558	48,151

Estimated fair value	107,035	99,109

Available-for-sale securities in an unrealized loss position
Cost	$44,381	—
Unrealized losses in accumulated other comprehensive income	(3,455)	—

Estimated fair value	40,926	—

Total estimated fair value of available-for-sale securities	$147,961	$99,109